Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	$ 3,061,174	$ 1,068,153
Debt Instruments at fair value Through OCI [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	3,054,809	1,060,523
Equity instruments valued at fair value through OCI [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of financial assets [Line Items]
Total	$ 6,365	$ 7,630